Condensed Consolidated Statements of Operations Unaudited - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	[1]	$ 6,198	$ 3,871
Cost of sales	[1]	5,441	3,498
Gross profit	[1]	757	373
Operating expenses:
Sales and marketing	[1]	603	342
General and administrative	[1]	2,413	2,067
Equity losses	[1]	245	89
Other income	[1]	(60)	(158)
Operating loss	[1]	(2,444)	(1,967)
Financial expenses (income), net	[1]	1,367	(148)
Loss before taxes	[1]	(3,811)	(1,819)
Tax expenses	[1]	64	9
Net loss for the period	[1]	$ (3,875)	$ (1,828)
Loss per ordinary share (basic and diluted) (in Dollars per share)	[1],[2]	$ (0.69)	$ (1.54)
Weighted-average ordinary shares used in computing net loss per share, basic and diluted (in Shares)	[1],[2]	5,586,274	1,173,097

[1]	Except share and per share information
[2]	Share and per share data in these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023.